Consolidated Statements of Loss and Other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Loss and Other Comprehensive Loss
Revenues	$ 16	$ 16
Expenses:
Research and development	58,894	59,791
Research tax credits	(491)	(754)
Research and development, net of tax credits	58,403	59,037
General and administrative	19,496	14,263
Total operating expenses	77,899	73,300
Loss from operating activities	(77,883)	(73,284)
Finance income	5,083	1,916
Finance costs	(3,220)	(55)
Net finance income	1,863	1,861
Loss before income taxes	(76,020)	(71,423)
Income tax expense (recovery)	60	(199)
Net loss and total comprehensive loss for the year	$ (76,080)	$ (71,224)
Loss per share
Basic loss per share	$ (0.66)	$ (0.90)
Diluted loss per share	$ (0.66)	$ (0.90)